LOSS BEFORE TAX	12 Months Ended
Dec. 31, 2018
Disclosure of loss profit before tax [Abstract]
LOSS BEFORE TAX
5.	LOSS BEFORE TAX

  The following amounts were charged / (credited) to the statement of operations:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000	December 31, 2016 US$‘000
Directors’ emoluments (including non- executive directors):
Remuneration	1,261	1,800	1,946
Pension	44	44	41
Share based payments	1,204	727	1,121
Auditor’s remuneration
Audit fees	506	568	469
Tax fees	15	73	33
Other non audit fees	-	-	19
Depreciation*	1,296	1,896	2,856
Amortisation	2,825	3,303	2,973
Loss on the disposal of property, plant and equipment	15	3	15
Net foreign exchange differences**	344	(17)	888
Operating lease rentals:
Land and buildings	2,792	2,846	2,811
Other equipment	158	163	114

*
Note that US$79,000 (2017: US$528,000) (2016: US$414,000) of depreciation was capitalised to research and development projects during 2018 in line with the Group’s capitalisation policy for Intangible projects.

In 2016, the depreciation expense did not include the amount of US$303,000 that was included in the operating expenses that were stated in Note 10 in respect of the discontinued operations in Fiomi. In 2017 and 2018, no depreciation expense arose for the discontinued operation.

**
The net foreign exchange differences in 2017 do not include US$440,000 (2016: US$253,000) which were included in the operating expenses that were stated in Note 10 in respect of the discontinued operations in Fiomi.